Fair Value Measurements - Fair Value Measurement With Unobservable Inputs Reconciliation Liability Transfers Into Level 3 (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
2017 Warrant
Fair Value Measurement With Unobservable Inputs Reconciliation Liability Transfers Into Level3 [Line Items]
Balance-beginning of period	$ 1,035	$ 808	$ 808	$ 723
Additions				0
Measurement adjustments	6,378	147	227	85
Balance-end of period	7,413	955	1,035	808
2018 Warrant
Fair Value Measurement With Unobservable Inputs Reconciliation Liability Transfers Into Level3 [Line Items]
Balance-beginning of period	87	58	58
Measurement adjustments	766	17	29	58
Balance-end of period	853	75	87	58
2020 Warrants
Fair Value Measurement With Unobservable Inputs Reconciliation Liability Transfers Into Level3 [Line Items]
Balance-beginning of period
Additions	1,728
Measurement adjustments	5,418
Balance-end of period	7,146
SAFEs [Member]
Fair Value Measurement With Unobservable Inputs Reconciliation Liability Transfers Into Level3 [Line Items]
Balance-beginning of period	$ 0	122,588	122,588	43,775
Additions		37,379	37,379	66,467
Exercise or conversion		(184,182)	(184,182)
Measurement adjustments		24,215	24,215	12,345
Balance-end of period			$ 0	$ 122,588